Pledged Assets And Collateral (Assets Mortgaged Pledged Or Otherwise Subject To Liens) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading account securities	¥ 12,371,150
Investment securities	5,418,851
Loans	6,938,076
Other	74,796
Total	¥ 24,802,873